Stock-Based Compensation (Details)	12 Months Ended
	Dec. 31, 2017 item	Dec. 31, 2012	Dec. 31, 2019 shares	Dec. 31, 2018 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
No restricted stock or other forms of equity based awards have been issued			0	0
2012 Plan | Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for issuance			5,614	12,313
Vesting period		4 years
Contractual term		10 years
Employee ownership percentage which results in higher exercise price		10.00%
Higher exercise price minimum, as a percentage, based on employee stock ownership		110.00%
2017 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share reserve			130,825
Number of types of performance based awards | item	2
2017 Plan | Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for issuance			75,671
Exercise Price As Percent of Fair Value	100.00%
2017 Plan | Service Based Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
Contractual term	10 years